Loans receivable (Details) - USD ($) $ in Thousands	Sep. 01, 2023	Feb. 01, 2023	Jul. 01, 2022	May 31, 2022	Apr. 01, 2022	Mar. 30, 2022	Jan. 27, 2022	Jun. 30, 2022	Feb. 04, 2022
MX Capital Ltd
Disclosure of detailed information about borrowings [line items]
Principal amount of loan							$ 43,000
Loan granted									$ 8,000
Additional amount of loan granted									$ 1,888
Payment of loans granted	$ 6,000	$ 16,000	$ 13,000
Interest rate on loan							7.00%
Castcrown Ltd
Disclosure of detailed information about borrowings [line items]
Payment of loans granted				$ 6,000	$ 1,500
Interest rate on loan						7.00%
Maximum principal amount of notes receivable						$ 16,000
Additional notes that the Company shall acquire								$ 8,500
Fair value of conversion feature of the notes receivable								$ 0